Other Expenses	12 Months Ended
Dec. 31, 2023
Other Expenses
Other Expenses

10.Other Expenses

Other expenses consist of the following:

In € thousand	2023	2022	2021
Foreign currency losses	3,027	3,264	1,054
Miscellaneous other items	1	4	982
Total other expenses	3,028	3,268	2,036

Foreign currency losses of €3,027 thousand in 2023 (2022: €3,264 thousand; 2021: €1,054 thousand) are primarily derived from unfavorable exchange rate movements on the Group’s cash holdings denominated in US Dollar and from currency losses on foreign trade payables.